Business Combinations (Detail Textuals) - Neura Inc's [Member] - USD ($) $ in Thousands		12 Months Ended
	Oct. 04, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Number of shares acquisition issued	6,559,960	98,450
Total purchase consideration transferred	$ 46,816
Value of shares acquisition issued	33,316	$ 500
Intangible assets	$ 10,021	10,021
Estimated useful lives	6 years
Amortization expenses	$ 400
Purchase consideration of certain key employees service pay	6,309
Transaction costs	$ 13,000
General and Administrative Expense [Member]
Business Acquisition [Line Items]
Transaction costs		$ 422